T. ROWE PRICE Growth Stock Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.1%
COMMUNICATION SERVICES  13.7%
Entertainment  3.0%
Netflix (1) 1,140,928 1,063,949
Spotify Technology (1) 526,898 289,810
1,353,759
Interactive Media & Services  10.7%
Alphabet, Class A  15,990,230 2,472,729
Meta Platforms, Class A  3,800,765 2,190,609
Pinterest, Class A (1) 4,727,705 146,559
4,809,897
Total Communication Services 6,163,656
CONSUMER DISCRETIONARY  14.3%
Automobiles  1.7%
Ferrari  734,785 314,400
Tesla (1) 1,686,049 436,956
751,356
Broadline Retail  9.2%
Amazon.com (1) 19,249,640 3,662,437
Coupang (1) 12,177,299 267,048
MercadoLibre (1) 98,191 191,558
4,121,043
Diversified Consumer Services  0.3%
Duolingo (1) 401,426 124,659
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(2)(3) 28,035 —
124,659
Hotels, Restaurants & Leisure  2.1%
Booking Holdings  53,282 245,465
Chipotle Mexican Grill (1) 9,241,959 464,039
Starbucks  2,534,531 248,612
958,116
Specialty Retail  0.2%
Floor & Decor Holdings, Class A (1) 1,306,928 105,168
105,168

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.8%
Lululemon Athletica (1) 1,287,350 364,397
364,397
Total Consumer Discretionary 6,424,739
FINANCIALS  7.7%
Capital Markets  0.8%
Charles Schwab  4,819,764 377,291
377,291
Financial Services  6.8%
Fiserv (1) 2,144,680 473,610
Mastercard, Class A  1,986,758 1,088,982
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(2)(3) 1,489,660 52,883
Visa, Class A  4,064,485 1,424,439
3,039,914
Insurance  0.1%
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $23,406 (1)(2)(3)(4) 23,405,772 23,172
23,172
Total Financials 3,440,377
HEALTH CARE  10.4%
Biotechnology  1.3%
Argenx, ADR (1) 653,403 386,726
Natera (1) 1,309,196 185,134
571,860
Health Care Equipment & Supplies  2.2%
IDEXX Laboratories (1) 136,442 57,299
Intuitive Surgical (1) 1,379,026 682,990
Stryker  672,749 250,431
990,720
Health Care Providers & Services  1.9%
Cigna Group  1,130,029 371,779
UnitedHealth Group  947,690 496,353
868,132
Life Sciences Tools & Services  1.7%
Danaher  2,456,068 503,494
Thermo Fisher Scientific  486,645 242,154
745,648

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  3.3%
Eli Lilly  1,792,311 1,480,288
1,480,288
Total Health Care 4,656,648
INDUSTRIALS & BUSINESS SERVICES  2.5%
Aerospace & Defense  0.8%
Boeing (1) 2,153,261 367,239
367,239
Electrical Equipment  0.4%
Rockwell Automation  780,115 201,566
201,566
Industrial Conglomerates  1.2%
Roper Technologies  877,810 517,539
517,539
Professional Services  0.1%
iCapital, Acquisition Date: 3/10/25, Cost $29,732 (1)(2)(3) 2,123,780 29,732
29,732
Total Industrials & Business Services 1,116,076
INFORMATION TECHNOLOGY  44.3%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(2)(3) 219,911 —
—
Electronic Equipment, Instruments & Components  1.9%
Amphenol, Class A  4,540,450 297,808
Keysight Technologies (1) 966,364 144,732
Teledyne Technologies (1) 852,608 424,352
866,892
IT Services  1.3%
Shopify, Class A (1) 3,792,865 362,143
Snowflake, Class A (1) 1,406,629 205,593
567,736
Semiconductors & Semiconductor Equipment  12.1%
ASML Holding  357,755 237,059
Broadcom  3,923,600 656,929
NVIDIA  38,982,413 4,224,914
Taiwan Semiconductor Manufacturing, ADR  2,035,110 337,828
5,456,730

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  17.3%
AppLovin, Class A (1) 1,328,847 352,105
Atlassian, Class A (1) 815,571 173,072
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(2)(3) 35,624 67,429
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 16,541
Dynatrace (1) 2,967,426 139,914
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(2)(3) 252,548 130,603
HubSpot (1) 614,999 351,343
Intuit  997,554 612,488
Microsoft  12,923,871 4,851,492
ServiceNow (1) 943,374 751,058
Synopsys (1) 823,499 353,157
7,799,202
Technology Hardware, Storage & Peripherals  11.7%
Apple  23,779,967 5,282,244
5,282,244
Total Information Technology 19,972,804
MATERIALS  0.7%
Chemicals  0.7%
Linde  698,952 325,460
Total Materials 325,460
Total Miscellaneous Common Stocks  0.5% (5) 205,755
Total Common Stocks (Cost $14,844,726) 42,305,515
CONVERTIBLE PREFERRED STOCKS  3.1%
COMMUNICATION SERVICES  1.3%
Interactive Media & Services  1.3%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $107,809 (1)(2)(3) 2,187,317 591,844
Total Communication Services 591,844
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(2)(3) 38,994 —
Total Consumer Discretionary —

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  1.1%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(2)(3) 259,577 16,159
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(2)(3) 377,744 30,306
46,465
Software  1.0%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)
(2)(3) 1,408 2,665
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(2)(3) 584 1,105
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(2)
(3) 58 110
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(2)(3) 243,443 49,149
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(2)(3) 1,545,458 142,955
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $27,036 (1)(2)(3) 292,276 27,036
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(2)(3) 415,548 24,243
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 4,605
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 2,619
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 89,270
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(2)(3) 1,628,640 21,351
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 29,168
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(2)(3) 640,558 67,867
462,143
Total Information Technology 508,608
MATERIALS  0.5%
Chemicals  0.5%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 91,195
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(2)(3) 1,065,590 63,157
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(2)(3) 1,320,595 25,823

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(2)(3) 2,464,915 40,466
Total Materials 220,641
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(2)(3) 588,819 50,022
Total Miscellaneous 50,022
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(2)(3) 1,998,146 48,323
Total Utilities 48,323
Total Convertible Preferred Stocks (Cost $1,320,173) 1,419,438
PREFERRED STOCKS  0.3%
HEALTH CARE  0.3%
Life Sciences Tools & Services  0.3%
Sartorius (EUR)  651,183 151,804
Total Health Care 151,804
Total Preferred Stocks (Cost $237,859) 151,804
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund, 4.39% (4)(6) 530,138,938 530,139
Total Short-Term Investments (Cost $530,139) 530,139
Total Investments in Securities  98.7%
(Cost $16,932,897) $ 44,406,896
Other Assets Less Liabilities 1.3% 569,605
Net Assets 100.0% $ 44,976,501
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,739,798 and represents 3.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ — $ —
T. Rowe Price Government Reserve Fund,
4.39% — — 2,062++
Totals $ —# $ — $ 2,062+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Gallop Holdings - Ascot Group  $ 23,172 $ — $ — $ 23,172
T. Rowe Price Government
Reserve Fund, 4.39% 486,247  ¤  ¤ 530,139
Total $ 553,311^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,062 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $553,545.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $69,105,000 for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 41,985,155 $ — $ 320,360 $ 42,305,515
Convertible Preferred Stocks — — 1,419,438 1,419,438
Preferred Stocks — 151,804 — 151,804
Short-Term Investments 530,139 — — 530,139
Total $ 42,515,294 $ 151,804 $ 1,739,798 $ 44,406,896
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 288,741 $ 1,886 $ 29,733 $ 320,360
Convertible Preferred Stocks 1,352,219 67,219 — 1,419,438
Total $ 1,640,960 $ 69,105 $ 29,733 $ 1,739,798

T. ROWE PRICE Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$320,360 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
origination fees
1% 1% Decrease
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 14.9x
8.5x Increase
Sales growth
rate
17%
- 28%
26% Increase
Enterprise
value to gross
profit multiple
7.8x
- 18.7x
11.1x Increase
Gross profit
growth rate
19%
- 28%
26% Increase
Premium to
public company
multiples
25% 25% Increase
Discount
for lack of
recoverability
-# -# -#
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,419,438 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
96% 96% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
- 14.9x
4.0x Increase
Sales growth
rate
17%
- 65%
27% Increase
Enterprise
value to gross
profit multiple
6.6x
- 18.7x
10.9x Increase
Gross profit
growth rate
16%
- 28%
19% Increase
Enterprise
value to gross
merchandise
value multiple
0.7x
- 0.8x
0.8x Increase
Gross
merchandise
value growth
rate
8% 8% Increase
Enterprise
value to
EBITDA
multiple
12.2x
- 35.9x
27.2x Increase
EBITDA growth
rate
84% 84% Increase
Enterprise
value to EBIT
multiple
10.2x
- 14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Premium to
public company
multiples
25% 25% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
15% 15% Decrease
Discount rate
for cost of
capital
25%
- 38%
28% Decrease
Discount for
uncertainty
10%
- 75%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F40-054Q1 03/25